Supplemental Financial Information	12 Months Ended
Dec. 31, 2012
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Supplemental Financial Information
Supplemental Financial Information
Consolidated Balance Sheet Information
Other current assets and other current liabilities consisted of the following:

	December 31,
	2012	2011
	(in thousands)
Other:
Insurance Claims Receivable	$1,784	$9,567
Deferred Expense-Current Portion	7,653	3,811
Other	2,754	7,057
	$12,191	$20,435
Other Current Liabilities:
Deferred Revenue-Current Portion	$14,546	$8,461
Taxes Payable	4,958	4,763
Other	6,979	5,142
	$26,483	$18,366

Accrued liabilities consisted of the following:

	December 31,
	2012	2011
	(in thousands)
Accrued Liabilities:
Taxes other than Income	$20,463	$14,899
Accrued Payroll and Employee Benefits	34,066	29,758
Accrued Self-Insurance Reserves	27,947	22,063
Other	305	3,701
	$82,781	$70,421

Common Stock Offering
In March 2012, the Company raised approximately $96.7 million in net proceeds, after adjusting for underwriting discounts and offering expenses, from an underwritten public offering of 20.0 million shares of common stock, par value $0.01 per share at a price to the public of $5.10 per share ($4.86, net of underwriting discounts). The Company used a portion of the net proceeds from the share offering to fund a portion of the purchase price for the acquisition of Hercules 266 and will use the remaining net proceeds for general corporate purposes as well as the costs associated with the upgrade and mobilization of Hercules 266.